Segmented information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of Countries in which Entity Operates	2
Percentage of revenue contributed	80.00%
Hydro Quebec
Segment Reporting Information [Line Items]
Percentage of revenue contributed	14.00%	17.00%
Manitoba Hydro
Segment Reporting Information [Line Items]
Percentage of revenue contributed	14.00%	20.00%
Pacific Gas And Electric Company
Segment Reporting Information [Line Items]
Percentage of revenue contributed	9.00%	10.00%
Corporate
Segment Reporting Information [Line Items]
Number of business units	2
Algonquin Power Co
Segment Reporting Information [Line Items]
Number of operating segments	2